Restriction on Cash and Due From Banks	12 Months Ended
Dec. 31, 2011
Restriction on Cash and Due From Banks
Note 3:	Restriction on Cash and Due From Banks

The Company is required to maintain reserve funds in cash and/or on deposit with the Federal Reserve Bank.  The reserve required at December 31, 2011 and 2010, was $1,328,000 and $1,162,000, respectively.